Related party transactions (Receivables (Payables) from Related Parties) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Related Party Transaction [Line Items]
Trading balances due to Seadrill and subsidiaries	$ (108.3)		$ (339.0)
Trading balances due from Seadrill and subsidiaries	248.3		39.6
Due to related parties	(2,234.6)		(2,076.0)
Line of Credit
Related Party Transaction [Line Items]
Due to related parties	(1,934.7)		(2,076.0)
Seadrill
Related Party Transaction [Line Items]
Trading balances due to Seadrill and subsidiaries	(292.1)	[1]	(122.2)	[1]
Trading balances due from Seadrill and subsidiaries	248.3	[1]	39.6	[1]
Rig financing agreement	(1,825.2)	[2]	(2,076.0)	[2]
Seadrill | Line of Credit
Related Party Transaction [Line Items]
Due to related parties	(125.9)	[3]	0	[3]
Seadrill | Vendor Financing Loan
Related Party Transaction [Line Items]
Due to related parties	(109.5)	[4]	0	[4]
Seadrill | Discount Notes
Related Party Transaction [Line Items]
Due to related parties	$ (299.9)	[5]	$ 0	[5]

[1]	Trading balances – Receivables and payables with Seadrill and its subsidiaries are comprised primarily of unpaid management fees, advisory and administrative services, as well as, accrued interest. In addition, certain receivables and payables arise when the Company pays an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances to Seadrill and its subsidiaries are unsecured, bear an interest at a rate equal to LIBOR plus approximately 4% per annum, and are intended to be settled in the ordinary course of business
[2]	Rig Financing Agreements – See note 12 for details of the Rig Financing Agreements. Under the agreements each rig owning subsidiary makes payments of principal and interest directly to the lenders under each Rig Financing Agreement, at Seadrill’s direction and on its behalf, corresponding to payments of principal and interest due under each Rig Financing Agreement that are allocable to each rig.
[3]	$300 million revolving credit facility – In October 2012 the Company entered into a $300 million revolving credit facility with Seadrill. The facility is for a term of five years and bears interest at a rate of LIBOR plus 5% per annum, with an annual 2% commitment fee on the undrawn balance. At December 31, 2012 the facility remained undrawn. During 2013 the Company drew down $169.6 million on the revolving credit facility and repaid $43.7 million. The outstanding balance as at December 31, 2013 was 125.9 million.
[4]	$109.5 million Vendor financing loan - On May 17, 2013, the Company borrowed from Seadrill $109.5 million as vendor financing to fund the acquisition of the T-15. The loan bears interest at a rate of LIBOR plus a margin of 5.00% and matures in May 2016.
[5]	Discount loan notes:$229.9 million discount note - On December 13, 2013, as part of the acquisition of the West Sirius, Seadrill Capricorn Holdings issued a zero coupon discount note from Seadrill for $229.9 million. The note is repayable in June 2015 and upon maturity, Seadrill Capricorn Holdings will pay $238.5 million to Seadrill.$70.0 million discount note - On December 13, 2013, as part of the acquisition of the West Sirius, the Company issued a zero coupon discount note from Seadrill for $70.0 million. The note is repayable in June 2015 and upon maturity, the Company will pay $72.6 million to Seadrill.